WASATCH FUNDS TRUST

Supplement dated April 3, 2018 to the

Prospectus dated January 31, 2018

Investor Class

Wasatch Strategic Income Fund® - Investor Class (WASIX)

This Supplement updates certain information contained in the Wasatch Funds Prospectus for Investor Class shares dated January 31, 2018, as amended. You should retain this Supplement and the Prospectus for future reference. Additional copies of the Prospectus may be obtained free of charge by visiting our web site at www.WasatchFunds.com or calling us at 800.551.1700.

Proposed Reorganization of Wasatch Strategic Income Fund

with and into Seven Canyons Strategic Income Fund

The Board of Trustees of Wasatch Funds Trust (the “Wasatch Trust”) and the Board of Trustees of the ALPS Series Trust (the “ALPS Trust”) both recently approved the reorganization of the Wasatch Strategic Income Fund (the “Wasatch Fund”), a series of the Trust, with and into the Seven Canyons Strategic Income Fund (the “Seven Canyons Fund”), a series of ALPS Trust (the “Reorganization”). In order for the Reorganization to occur, it must be approved by the shareholders of the Wasatch Fund. The Board of Trustees of the Wasatch Trust (the “Board”) therefore called for a special meeting of the Shareholders of the Wasatch Fund (“Meeting”) to vote on the Reorganization. The Meeting is expected to be held in July 2018, and, if approved, it is anticipated that the Reorganization will be consummated approximately one month after the Meeting. More information about the proposed Reorganization and Meeting will be provided in the proxy solicitation materials for the Reorganization.

If the Reorganization is approved by the shareholders of the Wasatch Fund, the Agreement and Plan of Reorganization for the Reorganization contemplates (i) the transfer of all of the assets of the Wasatch Fund with and into the Seven Canyons Fund in exchange solely for Investor Class shares of beneficial interest of the Seven Canyons Fund, and the assumption by the Seven Canyons Fund of all the liabilities of the Wasatch Fund; and (ii) the pro rata distribution of Investor Class shares of the Seven Canyons Fund to the shareholders of Investor Class shares of the Wasatch Fund in complete liquidation and termination of the Wasatch Fund. As a result of these transactions, each shareholder of Investor Class shares of the Wasatch Fund will receive Investor Class shares of the Seven Canyons Fund with a total value equal to the total value of that shareholder’s Wasatch Fund’s Investor Class shares immediately prior to the closing of the Reorganization. The shareholders of the Wasatch Fund will therefore become shareholders of the Seven Canyons Fund and cease to be shareholders of the Wasatch Fund. The Reorganization is expected to be a tax-free reorganization for federal income tax purposes and the closing of the Reorganization is conditioned upon, among other things, receiving an opinion of counsel to the effect that the proposed Reorganization will qualify as a tax-free reorganization for federal income tax purposes. The current portfolio manager of the Wasatch Fund is expected to manage the Seven Canyons Fund following the Reorganization.

If the Reorganization is not approved by shareholders of the Wasatch Fund or other conditions of the Reorganization are not met, the Reorganization will not occur. In such an event, the Wasatch Fund will continue to operate, and the Board will determine what additional steps may be appropriate and in the best interests of the Wasatch Fund and its shareholders, including, but not limited to, liquidation of the Wasatch Fund.

The Wasatch Fund will be open to new and existing investors until the business day immediately prior to the Reorganization. Shareholders who purchase shares after the record date set forth for the Wasatch Fund’s Meeting will not be entitled to vote those shares at the Meeting.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

WASATCH FUNDS TRUST

Supplement dated April 3, 2018 to the

Prospectus dated January 31, 2018

Investor Class

Wasatch World Innovators Fund® - Investor Class (WAGTX)

This Supplement updates certain information contained in the Wasatch Funds Prospectus for Investor Class shares dated January 31, 2018, as amended. You should retain this Supplement and the Prospectus for future reference. Additional copies of the Prospectus may be obtained free of charge by visiting our web site at www.WasatchFunds.com or calling us at 800.551.1700.

Proposed Reorganization of Wasatch World Innovators Fund

with and into Seven Canyons World Innovators Fund

The Board of Trustees of Wasatch Funds Trust (the “Wasatch Trust”) and the Board of Trustees of the ALPS Series Trust (the “ALPS Trust”) both recently approved the reorganization of the Wasatch World Innovators Fund (the “Wasatch Fund”), a series of the Wasatch Trust, with and into the Seven Canyons World Innovators Fund (the “Seven Canyons Fund”), a series of the ALPS Trust (the “Reorganization”). In order for the Reorganization to occur, it must be approved by the shareholders of the Wasatch Fund. The Board of Trustees of the Wasatch Trust (the “Board”) has therefore called for a special meeting of the Shareholders of the Wasatch Fund (“Meeting”) to vote on the Reorganization. The Meeting is expected to be held in July 2018, and, if approved, it is anticipated that the Reorganization will be consummated approximately one month after the Meeting. More information about the proposed Reorganization and Meeting will be provided in the proxy solicitation materials for the Reorganization.

The Wasatch Fund offers two classes of shares: the Institutional Class and Investor Class. If the Reorganization is approved by the shareholders of the Wasatch Fund, the Agreement and Plan of Reorganization for the Reorganization contemplates (i) the transfer of all of the assets of the Wasatch Fund with and into the Seven Canyons Fund in exchange solely for Investor Class and Institutional Class shares of beneficial interest of the Seven Canyons Fund, and the assumption by the Seven Canyons Fund of all the liabilities of the Wasatch Fund; and (ii) the pro rata distribution of Investor Class and Institutional Class shares of the Seven Canyons Fund to the shareholders of Investor Class and Institutional Class shares of the Wasatch Fund, respectively, in complete liquidation and termination of the Wasatch Fund. As a result of these transactions, each shareholder of Investor Class and Institutional Class shares of the Wasatch Fund will receive Investor Class and Institutional Class shares of the Seven Canyons Fund, respectively, with a total value equal to the total value of that shareholder’s Wasatch Fund’s Investor Class or Institutional Class shares immediately prior to the closing of the Reorganization. The shareholders of the Wasatch Fund will therefore become shareholders of the Seven Canyons Fund and cease to be shareholders of the Wasatch Fund. The Reorganization is expected to be a tax-free reorganization for federal income tax purposes and the closing of the Reorganization is conditioned upon, among other things, receiving an opinion of counsel to the effect that the proposed Reorganization will qualify as a tax-free reorganization for federal income tax purposes. The current portfolio managers of the Wasatch Fund are expected to manage the Seven Canyons Fund following the Reorganization.

If the Reorganization is not approved by shareholders of the Wasatch Fund or other conditions of the Reorganization are not met, the Reorganization will not occur. In such an event, the Wasatch Fund will continue to operate, and the Board will determine what additional steps may be appropriate and in the best interests of the Wasatch Fund and its shareholders, including, but not limited to, liquidation of the Wasatch Fund.

The Wasatch Fund will be open to new and existing investors until the business day immediately prior to the Reorganization. Shareholders who purchase shares after the record date set forth for the Wasatch Fund’s Meeting will not be entitled to vote those shares at the Meeting.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

WASATCH FUNDS TRUST

Supplement dated April 3, 2018 to the

Prospectus dated January 31, 2018

Institutional Class

Wasatch World Innovators Fund®- Institutional Class (WIGTX)

This Supplement updates certain information contained in the Wasatch Funds Prospectus for Institutional Class shares dated January 31, 2018, as amended. You should retain this Supplement and the Prospectus for future reference. Additional copies of the Prospectus may be obtained free of charge by visiting our web site at www.WasatchFunds.com or calling us at 800.551.1700.

Proposed Reorganization of Wasatch World Innovators Fund

with and into Seven Canyons World Innovators Fund

The Board of Trustees of Wasatch Funds Trust (the “Wasatch Trust”) and the Board of Trustees of the ALPS Series Trust (the “ALPS Trust”) both recently approved the reorganization of the Wasatch World Innovators Fund (the “Wasatch Fund”), a series of the Wasatch Trust, with and into the Seven Canyons World Innovators Fund (the “Seven Canyons Fund”), a series of the ALPS Trust (the “Reorganization”). In order for the Reorganization to occur, it must be approved by the shareholders of the Wasatch Fund. The Board of Trustees of the Wasatch Trust (the “Board”) has therefore called for a special meeting of the Shareholders of the Wasatch Fund (“Meeting”) to vote on the Reorganization. The Meeting is expected to be held in July 2018, and, if approved, it is anticipated that the Reorganization will be consummated approximately one month after the Meeting. More information about the proposed Reorganization and Meeting will be provided in the proxy solicitation materials for the Reorganization.

The Wasatch Fund offers two classes of shares: the Institutional Class and Investor Class. If the Reorganization is approved by the shareholders of the Wasatch Fund, the Agreement and Plan of Reorganization for the Reorganization contemplates (i) the transfer of all of the assets of the Wasatch Fund with and into the Seven Canyons Fund in exchange solely for Investor Class and Institutional Class shares of beneficial interest of the Seven Canyons Fund, and the assumption by the Seven Canyons Fund of all the liabilities of the Wasatch Fund; and (ii) the pro rata distribution of Investor Class and Institutional Class shares of the Seven Canyons Fund to the shareholders of Investor Class and Institutional Class shares of the Wasatch Fund, respectively, in complete liquidation and termination of the Wasatch Fund. As a result of these transactions, each shareholder of Investor Class and Institutional Class shares of the Wasatch Fund will receive Investor Class and Institutional Class shares of the Seven Canyons Fund, respectively, with a total value equal to the total value of that shareholder’s Wasatch Fund’s Investor Class or Institutional Class shares immediately prior to the closing of the Reorganization. The shareholders of the Wasatch Fund will therefore become shareholders of the Seven Canyons Fund and cease to be shareholders of the Wasatch Fund. The Reorganization is expected to be a tax-free reorganization for federal income tax purposes and the closing of the Reorganization is conditioned upon, among other things, receiving an opinion of counsel to the effect that the proposed Reorganization will qualify as a tax-free reorganization for federal income tax purposes. The current portfolio managers of the Wasatch Fund are expected to manage the Seven Canyons Fund following the Reorganization.

If the Reorganization is not approved by shareholders of the Wasatch Fund or other conditions of the Reorganization are not met, the Reorganization will not occur. In such an event, the Wasatch Fund will continue to operate, and the Board will determine what additional steps may be appropriate and in the best interests of the Wasatch Fund and its shareholders, including, but not limited to, liquidation of the Wasatch Fund.

The Wasatch Fund will be open to new and existing investors until the business day immediately prior to the Reorganization. Shareholders who purchase shares after the record date set forth for the Wasatch Fund’s Meeting will not be entitled to vote those shares at the Meeting.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE